OVERVIEW AND BASIS OF PRESENTATION (Tables)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Furniture and Equipment

Furniture and equipment, net, as of June 30, 2012 and December 31, 2011 consisted of the following:

	June 30,	December 31,
	2012	2011
Furniture and Equipment, net:
Computer Software and Hardware	$6,341	$-
Furniture and Equipment	8,967	-
	15,308
Accumulated Depreciation	(1,247)	-
	$14,061	$-

Stock-Based Compensation

The Company recorded stock-based compensation related to equity instruments granted to employees, directors and consultants as follows:

	For The Three	For The Three	For The Six	For The Six
	Months Ended	Months Ended	Months Ended	Months Ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Employees - selling, general and administrative	$115,634	$27,059	$118,224	$71,918
Employees - research and development	40,866	19,388	82,412	37,754
Directors - selling, general and administrative	493,047	(404)	567,415	2,692
Consultants - selling, general and administrative	79,987	-	79,987	-
Total	$729,534	$46,043	$848,038	$112,364